Intangible assets and goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Segments	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of operating segments | Segments	2
Cash flow projections period	5 years
Goodwill impairment	R$ 0	R$ 0	R$ 0
Decrease In Basis Points [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase decrease basis points in management estimated gross margin	10.00%
Increase In Basis Points [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase decrease basis points in management estimated gross margin	10.00%
Core [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value	R$ 721,271,000	R$ 308,767,000
Carrying amount	R$ 265,607,000
Discount rate	15.70%	14.80%
Supplemental [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value	R$ 195,023,000	R$ 98,517,000
Carrying amount	R$ 37,032,000
Discount rate	17.60%	19.40%
Core [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Gross margin percentage	68.80%	78.80%
Discount rate	25.70%	15.70%
Supplemental [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	27.60%	17.60%